Net fee and commission income - Summary of total fees in scope of IFRS 15 Revenues from Contracts with Customers (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	£ 9,982	£ 9,494	£ 9,759
Other non-contract fee income	139	143	121
Fee and commission income	10,121	9,637	9,880
Fee and commission expense	(3,592)	(3,038)	(2,206)
Net fee and commission income	6,529	6,599	7,674
Transactional
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	4,816	4,340	3,443
Advisory
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	955	1,125	1,269
Brokerage and execution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,997	1,777	1,363
Underwriting and syndication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	2,113	2,037	3,425
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	101	215	259
Operating segments | Barclays UK
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,479	1,560	1,345
Other non-contract fee income	0	0	0
Fee and commission income	1,479	1,560	1,345
Fee and commission expense	(368)	(319)	(218)
Net fee and commission income	1,111	1,241	1,127
Operating segments | Barclays UK | Transactional
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,124	1,084	871
Operating segments | Barclays UK | Advisory
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	52	161	172
Operating segments | Barclays UK | Brokerage and execution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	234	256	228
Operating segments | Barclays UK | Underwriting and syndication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	33	0	0
Operating segments | Barclays UK | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	36	59	74
Operating segments | Barclays International
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	8,500	7,931	8,410
Other non-contract fee income	139	143	121
Fee and commission income	8,639	8,074	8,531
Fee and commission expense	(3,217)	(2,713)	(1,983)
Net fee and commission income	5,422	5,361	6,548
Operating segments | Barclays International | Transactional
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	3,692	3,256	2,572
Operating segments | Barclays International | Advisory
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	903	964	1,096
Operating segments | Barclays International | Brokerage and execution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,763	1,521	1,135
Operating segments | Barclays International | Underwriting and syndication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	2,080	2,037	3,425
Operating segments | Barclays International | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	62	153	182
Head Office
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	3	3	4
Other non-contract fee income	0	0	0
Fee and commission income	3	3	4
Fee and commission expense	(7)	(6)	(5)
Net fee and commission income	(4)	(3)	(1)
Head Office | Transactional
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Head Office | Advisory
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	1
Head Office | Brokerage and execution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Head Office | Underwriting and syndication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Head Office | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	£ 3	£ 3	£ 3